Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and demand deposits with banks - Non-interest bearing	$ 115,651	$ 133,363
Demand deposits with banks - Interest bearing	437,644	433,511
Cash equivalents - Interest bearing	1,626,538	2,722,718
Cash due from banks	2,179,833	3,289,592
Securities purchased under agreements to resell	96,107	197,039
Short-term investments	1,198,918	823,039
Investment in securities
Equity securities at fair value	222	7,317
Available-for-sale at fair value (amortized cost: $3,495,564 (2020: $2,588,335))	3,473,730	2,661,116
Held-to-maturity (fair value: $2,786,112 (2020: $2,304,756))	2,763,344	2,194,371
Total investment in securities	6,237,296	4,862,804
Loans
Total amortized cost	5,268,743	5,194,908
Allowance for expected credit losses	(28,073)	(34,098)
Loans, net of allowance for credit losses	5,240,670	5,160,810
Premises, equipment and computer software, net of accumulated depreciation	138,686	150,752
Goodwill	25,356	25,627
Other intangible assets, net	60,750	67,192
Equity method investments	12,614	12,933
Other real estate owned, net	691	4,052
Accrued interest and other assets	144,279	144,794
Total assets	15,335,200	14,738,634
Deposits
Non-interest bearing	2,820,609	3,012,360
Interest bearing	11,049,614	10,237,724
Total deposits	13,870,223	13,250,084
Employee benefit plans	126,230	131,279
Accrued interest and other liabilities	189,378	203,861
Total other liabilities	315,608	335,140
Long-term debt	171,876	171,462
Total liabilities	14,357,707	13,756,686
Commitments, contingencies and guarantees (Note 12)
Shareholders' equity
Common share capital (BMD 0.01 par; authorized voting ordinary shares 2,000,000,000 and non-voting ordinary shares 6,000,000,000) issued and outstanding: 49,911,351 (2020: 50,010,948)	499	500
Additional paid-in capital	1,017,640	1,013,326
Retained earnings (Accumulated deficit)	104,329	33,918
Less: treasury common shares, at cost: 619,212 (2020: 619,212)	(20,058)	(16,116)
Accumulated other comprehensive income (loss)	(124,917)	(49,680)
Total shareholders’ equity	977,493	981,948
Total liabilities and shareholders’ equity	$ 15,335,200	$ 14,738,634